Shareholder Report, Holdings (Details)	Apr. 30, 2025
IDX DYNAMIC INNOVATION ETF | Consumer Staples Select Sector SPDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.88%
IDX DYNAMIC INNOVATION ETF | Invesco S&P 500 Low Volatility ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.22%
IDX DYNAMIC INNOVATION ETF | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.66%
IDX DYNAMIC INNOVATION ETF | Invesco Aerospace & Defense ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.67%
IDX DYNAMIC INNOVATION ETF | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
IDX DYNAMIC INNOVATION ETF | OTHER ASSETS IN EXCESS OF LIABILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
IDX DYNAMIC FIXED INCOME ETF | iShares Short Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.07%
IDX DYNAMIC FIXED INCOME ETF | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.52%
IDX DYNAMIC FIXED INCOME ETF | PIMCO Multisector Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.52%
IDX DYNAMIC FIXED INCOME ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
IDX DYNAMIC FIXED INCOME ETF | ProShares UltraShort 20+ Year Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
IDX DYNAMIC FIXED INCOME ETF | OTHER ASSETS IN EXCESS OF LIABILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
IDX DYNAMIC FIXED INCOME ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.00%
IDX DYNAMIC FIXED INCOME ETF | HIGH YIELD [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.52%